CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - Q1 - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 104,061,350	$ 112,711,028	$ 95,545,619	$ 99,713,929	$ 91,309,754	$ 32,017,490
Accounts receivable	1,003,154	3,676,730		491,632
Inventory	22,841,861	12,447,088		19,044,477
Prepaid expense and other assets, current	552,616	623,983		898,705
Total current assets	128,458,981	129,458,829		124,148,743
Property, plant and equipment, net	413,848	449,825		831,936
Deferred costs	53,035,635	52,936,428		32,860,874
Goodwill	898,334	898,334		898,334
Other assets	1,989,520	1,989,520		1,989,520
Total assets	184,796,318	185,732,936		160,729,407
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	8,493,678	3,944,476		3,384,310
Accrued expenses and other current liabilities	5,045,138	3,388,608		2,085,995
Total current liabilities	13,538,816	7,333,084		7,460,253
Deferred revenue	255,474,196	255,258,371		81,799
Deferred income tax liability	277,895	265,643		244,540
Other liabilities	311,161	332,218		405,325
Liabilities subject to compromise	209,875,502	206,972,170		399,039,967
Total liabilities	479,477,570	470,161,486		407,231,884
Stockholders' equity
Common stock ($.0001 par value, 100,000,000 shares authorized, 54,114,296 and 53,504,296 issued and outstanding at September 30, 2015, and December 31, 2014, respectively	5,411	5,411		5,351
Additional paid-in capital	177,204,236	177,008,371		175,483,180
Accumulated deficit	(471,890,899)	(461,442,332)		(421,991,008)
Total stockholders' equity	(294,681,252)	(284,428,550)		(246,502,477)	$ 16,975,468	$ 28,243,002
Total liabilities and stockholders' equity	$ 184,796,318	$ 185,732,936		$ 160,729,407